FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1241 E. Beltline, NE
	 Suite 150
         Grand Rapids, MI 49525

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, July 27, 2006

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T                           COM              001957109      457 16396.000SH       SOLE                13715.000          2681.000
Affiliated Managers Group      COM              008252108     5670 65250.000SH       SOLE                58830.000          6420.000
Air Products & Chemicals       COM              009158106     7831 122505.000SH      SOLE               109815.000         12690.000
Alcoa                          COM              013817101     6519 201462.046SH      SOLE               177922.046         23540.000
AllianceBernstein Holding LP   COM              01881g106      270 4410.000 SH       SOLE                 2810.000          1600.000
Allstate Corp.                 COM              020002101     7878 143934.000SH      SOLE               127814.000         16120.000
Anadarko Petroleum Corp        COM              032511107     6054 126944.000SH      SOLE               115664.000         11280.000
Atmel Corp.                    COM              049513104     4702 847285.000SH      SOLE               761625.000         85660.000
Avnet Inc.                     COM              053807103     4127 206150.000SH      SOLE               185290.000         20860.000
BP PLC-Spons ADR               COM              055622104      480 6888.576 SH       SOLE                 6092.576           796.000
Bard, C.R.                     COM              067383109      269 3678.000 SH       SOLE                 3678.000
Barrick Gold Corp.             COM              067901108     4036 136365.000SH      SOLE               133515.000          2850.000
Baxter International           COM              071813109     2820 76715.000SH       SOLE                74190.000          2525.000
Berkshire Hathaway Cl B        COM              084670207      283   93.000 SH       SOLE                   25.000            68.000
CBS Corp-New CL B              COM              124857202     5313 196426.000SH      SOLE               175836.000         20590.000
CIT Group                      COM              125581108     7573 144835.000SH      SOLE               129585.000         15250.000
Carnival Corp New              COM              143658300     4202 100665.000SH      SOLE                88875.000         11790.000
Caterpillar Inc.               COM              149123101     5342 71730.158SH       SOLE                64605.158          7125.000
Citigroup, Inc.                COM              172967101     8923 184942.000SH      SOLE               166072.000         18870.000
Clarcor, Inc.                  COM              179895107     2234 75000.000SH       SOLE                75000.000
Clorox Company                 COM              189054109     4661 76455.000SH       SOLE                63915.000         12540.000
Coca-Cola Company              COM              191216100     5271 122521.000SH      SOLE                98451.000         24070.000
Coca-Cola Enterprises          COM              191219104     2073 101745.000SH      SOLE                99395.000          2350.000
Colgate Palmolive              COM              194162103      556 9285.000 SH       SOLE                 7285.000          2000.000
Comerica Inc                   COM              200340107      726 13958.000SH       SOLE                 7900.000          6058.000
Duke Energy Holding Corp Co.   COM              26441C105     5020 170910.000SH      SOLE               152070.000         18840.000
Exxon Mobil Corporation        COM              302316102     1892 30843.000SH       SOLE                18711.000         12132.000
FedEx Corporation              COM              31428x106     9790 83775.000SH       SOLE                75020.000          8755.000
Fifth Third Bancorp            COM              316773100      221 5986.072 SH       SOLE                 5486.072           500.000
General Electric               COM              369604103     5658 171664.973SH      SOLE               131814.973         39850.000
General Mills                  COM              370334104     7118 137785.000SH      SOLE               121700.000         16085.000
Global SanteFe Corp            COM              G3930E101      992 17185.000SH       SOLE                14685.000          2500.000
Grainger W.W.                  COM              384802104      301 4000.000 SH       SOLE                                   4000.000
Hewlett Packard Company        COM              428236103     8137 256837.378SH      SOLE               228228.378         28609.000
Home Depot                     COM              437076102     6387 178445.380SH      SOLE               160195.380         18250.000
IBM                            COM              459200101     2874 37409.743SH       SOLE                31564.743          5845.000
Intel Corp                     COM              458140100      288 15160.000SH       SOLE                11560.000          3600.000
JPMorgan Chase & Co.           COM              46625H100     8092 192676.000SH      SOLE               170181.000         22495.000
Johnson & Johnson              COM              478160104     4750 79276.598SH       SOLE                70696.598          8580.000
Marsh & McLennan               COM              571748102     5669 210835.000SH      SOLE               192135.000         18700.000
McDonalds Corp                 COM              580135101      602 17915.000SH       SOLE                11615.000          6300.000
Medtronic Inc                  COM              585055106      431 9195.000 SH       SOLE                 8595.000           600.000
Merck & Company                COM              589331107      308 8450.000 SH       SOLE                 1650.000          6800.000
Micron Technology, Inc.        COM              595112103     5426 360265.000SH      SOLE               326340.000         33925.000
Morgan Stanley                 COM              617446448     2149 34005.000SH       SOLE                33105.000           900.000
Motorola                       COM              620076109     3736 185405.000SH      SOLE               156855.000         28550.000
Nabors Industries Ltd          COM              G6359f103     5051 149475.000SH      SOLE               137085.000         12390.000
Newmont Mining Corp.           COM              651639106     4045 76430.000SH       SOLE                63045.000         13385.000
Noble Corp                     COM              G65422100     1279 17185.000SH       SOLE                15435.000          1750.000
Oracle Corp.                   COM              68389X105     5944 410208.000SH      SOLE               366533.000         43675.000
Parker Hannifin Corp.          COM              701094104     5202 67040.000SH       SOLE                59540.000          7500.000
PepsiCo                        COM              713448108      231 3851.886 SH       SOLE                 3451.886           400.000
Pfizer                         COM              717081103      481 20500.000SH       SOLE                 2500.000         18000.000
Quest Diagnostics              COM              74834L100     8497 141810.000SH      SOLE               125595.000         16215.000
Royal Dutch Shell PLC - Class  COM              780259206      567 8460.000 SH       SOLE                   60.000          8400.000
Royal Dutch Shell PLC - Class  COM              780259107     7408 106025.993SH      SOLE                95094.993         10931.000
Schering Plough                COM              806605101      285 14956.000SH       SOLE                10656.000          4300.000
Seagate Technology             COM              G7945J104     4535 200310.000SH      SOLE               179405.000         20905.000
Stryker Corp                   COM              863667101     4663 110741.000SH      SOLE                95346.000         15395.000
The Charles Schwab Corp        COM              808513105      182 11414.734SH       SOLE                11414.734
Transocean, Inc.               COM              G90078109     4858 60484.000SH       SOLE                52711.000          7773.000
Tyco International Ltd New     COM              902124106     2511 91292.000SH       SOLE                88117.000          3175.000
U.S. Bancorp                   COM              902973304     3095 100222.000SH      SOLE                98132.000          2090.000
Verizon Communications         COM              92343V104     7614 227361.000SH      SOLE               201182.000         26179.000
WalMart Stores                 COM              931142103     5560 115431.000SH      SOLE               105616.000          9815.000
Walgreen Co.                   COM              931422109      269 6000.000 SH       SOLE                 6000.000
Wells Fargo & Co.              COM              949746101     5787 86265.000SH       SOLE                77935.000          8330.000
Williams Cos. Inc.             COM              969457100     6670 285525.000SH      SOLE               260280.000         25245.000
Wyeth                          COM              983024100      203 4577.000 SH       SOLE                  477.000          4100.000


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 69

Form 13F Information Table Value Total: $263,051